Document And Entity Information	Jan. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2026
Entity Registrant Name	PLYMOUTH INDUSTRIAL REIT, INC.
Entity Central Index Key	0001515816
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	001-38106
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-5466153
Entity Address, Address Line One	60 Charlton Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	646
Local Phone Number	347-1920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLYM
Security Exchange Name	NYSE